Subsequent Events (Unaudited)	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.           SUBSEQUENT EVENTS (UNAUDITED)

Sale and issuance of preferred stock

During April 2013, the Company issued 475 shares of Series E Preferred Stock to various investors in exchange for $475,000.

Issuance of debt

During April 2013, the Company entered into a purchase agreement with ICG USA, LLC (“ICG”) pursuant to which the Company agreed to sell and ICG agreed to purchase, unsecured, convertible promissory notes, in the aggregate principal amount of $1,725,000, for an aggregate purchase price of up to $1,500,000, at up to two separate closings, with each closing subject to customary closing conditions. The Company will receive aggregate proceeds of up to $1,500,000, with the difference between that and the aggregate principal amount representing an up-front interest payment, with no additional interest being owed on the ICG Notes.  Each ICG note matures on the earlier of the following:  1) within three trading days following the earlier of the closing of the Company’s proposed public offering resulting in gross proceeds of at least $40 million or 2) any capital raise by the Company of at least $3 million.  If the Company does not complete a capital raise by within 180 days of the date of funding, then the lender may elect to be repaid on the applicable ICG Note by either converting the unpaid principal balance by 1) receiving 25% of our future monthly cash flows until such time as the unpaid principal has been repaid, or b) converting the unpaid principal amount into shares of the Company’s common stock. At the end of the six month period, ICG makes the election to convert, the ICG notes are convertible into common shares at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company’s common stock on the date of conversion, but in no event less than $2.90 per share.

Pursuant to the ICG Purchase Agreement, in connection with the issuance of each ICG Note, ICG is also entitled to receive two- year warrants to purchase such number of common shares equal to fifty percent (50%) of the number of shares into which such ICG Note may be converted on the date of issuance of such ICG Note.  The ICG warrants are exercisable at an exercise price equal to the lesser of a) 120% of the price per share at which the Company sells its common stock in a public offering or b) the exercise price of any warrants issued to investors in an offering of the Company’s securities resulting in gross proceeds of at least $3,000,000, provided however, that if no such offering closes by October 30, 2013, then the exercise price for the ICG warrant will be equal to 120% of the closing price of the Company’s common stock on October 26, 2013.

On April 30, 2013, the Company issued to ICG an ICG Note on the amount of $862,500, for a purchase price of $750,000, representing an up-front interest charge of $112,500, as well as an ICG warrant.

Acquisition

On April 15, 2013 the Company acquired all the outstanding capital stock of AW Solutions, Inc. (“AWS”), a Florida corporation and all outstanding membership interests of AW Solutions Puerto Rico, LLC, (“AWS Puerto Rico”), a Puerto Rico limited liability company (collectively, the “AWS Entities”). The AWS Entities are professional multi-service line, telecommunications infrastructure company that provides outsourced services to the wireless and wireline industry. The purchase consideration for the AWS Entities was $10,263,844, which was paid with $500,000 in cash, common stock valued at $2,607,804, 45-day promissory note valued at $2,107,804, a note in the amount of $1,136,530, which was equal to the net working capital of AWS on the date of acquisition, and contingent consideration of $3,911,706, which was recorded as a liability at the date of acquisition. As additional consideration, the Company agreed to pay the AWS Entity sellers one year after the acquisition date an amount of cash based on the EBITDA of the AWS Entities for the twelve months from date of acquisition. The Company also agreed to pay the AWS Entity sellers an amount of cash equal to a formula tied to the EBITDA growth for the thirteenth through twenty-fourth months after the acquisition. The Company estimated the contingent consideration based on the expected growth of AWS.  The Company is having an independent valuation done of the acquisition to determine the value of the contingent consideration and the value of the stock issued at acquisition date.
Proposed Acquisitions

              Telco Professional Services Division.  In November 2012, the Company executed a definitive agreement to acquire the Telco Professional Services and Handset Testing business division (Telco) of Tekmark Global Solutions, LLC, a New Jersey limited liability company.  The Company plans to integrate this professional service and telecommunications staffing business with its ADEX subsidiary in order to expand its project staffing business and its access to skilled labor.

Under the terms of the purchase agreement, the Company will acquire certain assets and assume certain liabilities of Telco in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five times Telco’s trailing twelve-month EBITDA, less $2.6 million and (ii) a number of shares of the Company’s common stock having a value equal to one times Telco’s trailing 12-month EBITDA. The Company and Tekmark are required within 60 days of closing to adjust the initial closing payment such that it equals Telco’s true trailing 12-month EBITDA after accounting for any additional liabilities or adjustments. The Company also agreed to make a cash payment in an amount equal to Telco’s forward EBITDA calculated for the 12-month period commencing on the day of the first calendar month after the closing date.

In addition, the purchase consideration is also required to be increased by Telco’s excess net working capital at closing, which consists of current assets (including accounts receivable), less current liabilities, less total payroll expenses (including applicable fringe benefits) and fixed operating costs for the 60 days prior to closing.

At Tekmark’s discretion, a portion of the original cash payment can be taken in the Company’s common stock with a put provision requiring the Company to repurchase such shares for the original cash value under certain circumstances.

Finally, as additional consideration, the Company agreed to pay Tekmark an amount equal to two times the growth of Telco’s adjusted EBITDA in excess of the calculation used for the initial cash payment for each of the two 12-month periods immediately following the closing date.

              Integration Partners-NY Corporation.  In November 2012, the Company executed a definitive agreement to acquire Integration Partners-NY Corporation (IPC), a full-service voice and data network engineering firm based in New York.  IPC serves both corporate enterprises and telecommunications service providers.  The Company believes the acquisition of IPC will support the cloud and managed services aspect of its business, as well as improve its systems integration and applications capabilities.

Under the terms of the purchase agreement, the Company will acquire all the capital stock of IPC in exchange for the following consideration to be paid or issued by the Company at the closing: (i) cash in an amount equal to five and two tenths (5.2X) times IPC’s trailing 12-month EBITDA, and (ii) a number of shares of the Company’s common stock having a value equal to two tenths of one percent (.2X) times IPC’s trailing 12-month EBITDA.

The Company also agreed to pay an amount equal to six tenths of one percent (.6X) times IPC’s forward EBITDA calculated for the 12-month period commencing on the first day of the first calendar month after the closing date.

As additional consideration, the Company agreed to pay the IPC shareholders an amount equal to two (2X)  times the growth of IPC’s adjusted EBITDA in excess of the calculation used for the initial cash payment  for each of the two 12-month periods immediately following the closing date.

Any of IPC’s shareholders can elect to take the Company’s common stock instead of cash at closing, provided that such portion of the purchase price cannot exceed one (1X) times IPC’s EBITDA.

An amount equal to seven percent (7%) of the total consideration will be placed in escrow for nine months to account for any contingent liabilities, bad debts or breaches of any representations and warranties and covenants by the sellers in the purchase agreement.

Conversion of Redeemable Preferred Stock into Common Stock

On May 12, 2013, the Company issued 3,552 shares of common stock upon the conversion of 42 shares of redeemable Series D Preferred Stock with a face value of $42,112.

On June 25, 2013, the Company issued 2,452,472 shares of common stock upon the conversion of 37,500 shares of redeemable Series B Preferred Stock with a face value of $2,216,760.

On June 25, 2013, the Company issued 1,262,440 shares of common stock upon the conversion of 1,500 shares of redeemable Series C Preferred Stock with a face value of $1,500,000.